Restructuring (Q2) - Schedule of Restructuring Costs Incurred (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Feb. 28, 2026
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	$ 1,379	$ 4,305	$ 0	$ 5,684	$ 0
Total Estimated Costs	6,486			6,486		$ 6,500
Employee severance, benefits and related taxes
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	83			2,640
Total Estimated Costs	2,640			2,640
Employee retention bonuses, benefits and related taxes
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	1,296			2,079
Total Estimated Costs	2,881			2,881
Stock-based compensation
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	50			665
Total Estimated Costs	665			665
Contract termination costs
Restructuring Cost and Reserve [Line Items]
Total restructuring costs	(50)			300
Total Estimated Costs	$ 300			$ 300